(1) Basis of Presentation and Summary of Significant Accounting Policies: Intangible Assets (Details) (USD $)	Dec. 31, 2012
Fair value of stock, based on market capitalization	$ 18,800,000
Fair value of stock in excess of book value	$ 19,100,000